Feb. 28, 2017

GOLDMAN SACHS TRUST II

Class A, Class C, Class IR, Class R, Class R6 and Class T Shares of the

Goldman Sachs GQG Partners International Opportunities Fund (the “Fund”)

Supplement dated September 8, 2017 to the

Prospectus, Summary Prospectus (“Prospectuses”) and Statement of Additional Information (“SAI”),

each dated February 28, 2017, as supplemented to date

At a meeting held on August 8-9, 2017, the Board of Trustees of Goldman Sachs Trust II approved a change to the transfer agency fees for Class A, Class C, Class IR, Class R, Class R6 and Class T Shares of the Fund.

Effective October 8, 2017, the Fund’s Prospectuses and SAI are revised as follows:

The “Service Providers—Distributor and Transfer Agent” section of the Fund’s Prospectus and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Fund’s SAI are revised to reflect that Goldman Sachs & Co. LLC (“Goldman Sachs”), as the Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to Class A, Class C, Class IR, Class R and Class T Shares of the Fund and to 0.03% (previously, 0.02%) of average daily net assets with respect to Class R6 Shares of the Fund.

Additionally, effective October 8, 2017, Goldman Sachs has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 Shares of the Fund. This arrangement will remain in effect through at least February 28, 2019, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R, Class R6 and Class T Shares.